Basis for preparation, consolidation and accounting policies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Useful lives or depreciation rates, investment property, cost model	20
Workers' profit sharing rate	8.00%
Qualifying asset, description	A qualifying asset is one whose value is greater than US$5 million and requires a longer period to 12 months to get ready for its intended use
Applicable tax rate	29.50%	32.00%	32.00%
OSINERGMIN [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Contribution rate on sales invoice value	0.15%	0.16%	0.19%
OEFA [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Contribution rate on sales invoice value	0.11%	0.13%	0.15%
Administrative expense [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Amount of reclassifications or changes in presentation			$ 6.3
Other property, plant and equipment [member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Amount of reclassifications or changes in presentation		$ 4.3